Consolidated Statement of Cash Flows € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Cash flows from (used in) operating activities [abstract]
Net loss for the period	€ (110,477)
Adjustments to reconcile consolidated net profit (loss) to net cash flows
Income tax expense	199
Net interest	3,649
Depreciation and amortisation	2,980
Expenses for share-based payments	17,925
Net gains/losses from the disposal of intangibles and PP&E	(8)
Share of loss in an associate	201
Fair value changes of convertible loans and promissory note	2,634
Income tax paid	(18)
Change in provisions	92
Working capital adjustments:
Changes in trade and other payables	8,933
Change in other assets and liabilities	(1,022)
Cash flow from operating activities	(74,912)
Cash flows from (used in) investing activities [abstract]
Purchases of intangible assets, property, plant and equipment	(5,687)
Proceed from fixed term deposits	50,000
Payments for promissory notes	(1,051)
Payments for the acquisition of an associate	(8,502)
Interest received	7
Cash flow from investing activities	34,767
Cash flows from (used in) financing activities [abstract]
Proceeds from convertible loans	1,850
Proceeds from share capital increase and capital contribution	7
Principal elements of lease payments	(1,040)
Interest paid	(65)
Cash flow from financing activities	752
Cash-based changes in cash and cash equivalents	(39,393)
Effect of foreign exchange rate changes on cash and cash equivalents	(15)
Net (decrease) increase in cash and cash equivalents	(39,408)
Cash and cash equivalents at the beginning of the period	102,144
Cash and cash equivalents at the end of the period	€ 62,736